CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Restricted cash	¥ 3,346,779	¥ 2,643,587
Accounts receivable and contract assets, allowance	273,705	287,538
Financial assets receivable, allowance	457,080	432,658
Amounts due from related parties, current, allowance	93,873	99,962
Loans receivable, net	15,347,662	9,844,481
Prepaid expenses and other assets	379,388	383,937
Accounts receivable and contract assets, net-noncurrent, allowance	41,261	28,374
Financial assets receivable, net-noncurrent, allowance	97,015	60,988
Amounts due from related parties, non current, allowance	4,382	22,055
Loans receivable, net-noncurrent	¥ 3,136,994	¥ 2,859,349
Ordinary shares, authorized (in shares) | shares	5,000,000,000	5,000,000,000
Ordinary shares, issued (in shares) | shares	325,591,776	315,433,018
Ordinary shares, outstanding (in shares) | shares	322,792,063	310,486,975
Consolidated Trusts
Restricted cash	¥ 1,018,106	¥ 657,075
Loans receivable, net	9,942,696	8,646,950
Prepaid expenses and other assets	117,516	104,515
Loans receivable, net-noncurrent	¥ 511,843	¥ 1,829,804